Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Treasury Stock - Additional Paid-in Capital	Additional Paid-in Capital	Retained Earnings	Non-Controlling Interest
BALANCE, value at Dec. 31, 2012	$ 504,518	$ 486	$ (20)	$ (29,307)	$ 345,556	$ 183,951	$ 3,852
BALANCE, shares at Dec. 31, 2012		48,553,038	(1,971,639)
Net income	20,008					20,051	(43)
Dividends paid to non-controlling interest	(2,713)						(2,713)
Dividends declared and paid ($0.03 per share)	(1,411)					(1,411)
Share-based compensation, value	3,216	6			3,210
Share-based compensation, shares		690,621
Sale of subsidiary	(815)						(815)
BALANCE, value at Sep. 30, 2013	522,803	492	(20)	(29,307)	348,766	202,591	281
BALANCE, shares at Sep. 30, 2013		49,243,659	(1,971,639)
BALANCE, value at Dec. 31, 2013	543,746	492	(20)	(29,307)	363,160	209,130	291
BALANCE, shares at Dec. 31, 2013		49,243,659	(1,971,639)
Net income	10,140					10,074	66
Dividends paid to non-controlling interest	0
Dividends declared and paid ($0.03 per share)	(1,438)					(1,438)
Share-based compensation, value	5,494	10			5,484
Share-based compensation, shares		975,667
BALANCE, value at Sep. 30, 2014	$ 557,942	$ 502	$ (20)	$ (29,307)	$ 368,644	$ 217,766	$ 357
BALANCE, shares at Sep. 30, 2014		50,219,326	(1,971,639)